Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares MYR (RM) shares		Ordinary Shares USD ($) shares		Additional paid-in capital MYR (RM) [1]	Additional paid-in capital USD ($) [1]	Retained earnings MYR (RM)	Retained earnings USD ($)	Total MYR (RM)	Total USD ($)	Non- controlling interest MYR (RM)	Non- controlling interest USD ($)	MYR (RM) shares		USD ($) shares
Balance (in Dollars)		RM 6,263	[1]			RM 243,737		RM 21,234,943		RM 21,484,943				RM 21,484,943
Balance (in Shares) | shares	[1]	15,000,000		15,000,000
Net income / (loss)			[1]					8,287,076		8,287,076				8,287,076
Balance at Dec. 31, 2023		RM 6,263	[1]			243,737		29,522,019		29,772,019				RM 29,772,019
Balance (in Shares) at Dec. 31, 2023 | shares		15,000,000	[1]	15,000,000	[1]									15,000,000	[2]	15,000,000	[2]
Balance at Dec. 31, 2022		RM 6,263	[1]			243,737		21,234,943		21,484,943				RM 21,484,943
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	15,000,000		15,000,000
Balance (in Dollars)		RM 6,263	[1]			243,737		29,522,019		29,772,019				RM 29,772,019
Balance (in Shares) | shares		15,000,000	[1]	15,000,000	[1]									15,000,000	[2]	15,000,000	[2]
Non-controlling interest arising from acquisition of a subsidiaries			[1]									20		RM 20
Net income / (loss)			[1]					4,784,686		4,784,686		(9)		4,784,677
Balance at Dec. 31, 2024		RM 6,263	[1]			243,737		34,306,705		34,556,705		11		RM 34,556,716
Balance (in Shares) at Dec. 31, 2024 | shares		15,000,000	[1]	15,000,000	[1]									15,000,000	[2]	15,000,000	[2]
Balance at Dec. 31, 2023		RM 6,263	[1]			243,737		29,522,019		29,772,019				RM 29,772,019
Balance (in Shares) at Dec. 31, 2023 | shares		15,000,000	[1]	15,000,000	[1]									15,000,000	[2]	15,000,000	[2]
Balance (in Dollars)		RM 6,263	[1]			243,737		34,306,705		34,556,705		11		RM 34,556,716
Balance (in Shares) | shares		15,000,000	[1]	15,000,000	[1]									15,000,000	[2]	15,000,000	[2]
Share issuance		RM 950	[1]			12,881,395				12,882,345				RM 12,882,345
Share issuance (in Shares) | shares	[1]	1,250,000		1,250,000
Net income / (loss)			[1]					879,442		879,442		(1)		879,441		$ 216,823
Balance at Dec. 31, 2025		RM 7,213	[1]	$ 1,625	[1]	13,125,132	$ 3,236,132	35,186,147	$ 8,675,086	48,318,492	$ 11,912,843	10	$ 3	RM 48,318,502		$ 11,912,846
Balance (in Shares) at Dec. 31, 2025 | shares		16,250,000	[1]	16,250,000	[1]									16,250,000	[2]	16,250,000	[2]
Balance at Dec. 31, 2024		RM 6,263	[1]			243,737		34,306,705		34,556,705		11		RM 34,556,716
Balance (in Shares) at Dec. 31, 2024 | shares		15,000,000	[1]	15,000,000	[1]									15,000,000	[2]	15,000,000	[2]
Balance (in Dollars)		RM 7,213	[1]	$ 1,625	[1]	RM 13,125,132	$ 3,236,132	RM 35,186,147	$ 8,675,086	RM 48,318,492	$ 11,912,843	RM 10	$ 3	RM 48,318,502		$ 11,912,846
Balance (in Shares) | shares		16,250,000	[1]	16,250,000	[1]									16,250,000	[2]	16,250,000	[2]

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.
[2]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.